Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS/A
Amendment Flag	true
Amendment Description	Two Missing Funds
Registrant Name	PIMCO FUNDS
Entity Central Index Key	0000810893
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000077188
Shareholder Report [Line Items]
Fund Name	PIMCO Emerging Markets Corporate Bond Fund
Class Name	Institutional Class
Trading Symbol	PEMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Emerging Markets Corporate Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$57	1.10%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.10%
AssetsNet	$ 83,224,000
Holdings Count | Holding	485
Advisory Fees Paid, Amount	$ 239,000
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$83,224
# of Portfolio Holdings	485
Portfolio Turnover Rate	44%
Total Net Advisory Fees Paid During the Reporting Period	$239
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Assets)Footnote Reference*

Cayman Islands	10.2%
United States	8.9%
Mexico	4.5%
Israel	4.5%
Chile	4.5%
Peru	4.4%
South Korea	4.3%
United Kingdom	4.2%
Luxembourg	4.1%
Turkey	4.1%
Other Countries	45.8%
Short-Term Instruments	0.3%
Affiliated Investments	4.6%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(4.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000122921
Shareholder Report [Line Items]
Fund Name	PIMCO Emerging Markets Full Spectrum Bond Fund
Class Name	Institutional Class
Trading Symbol	PFSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Emerging Markets Full Spectrum Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$5	0.09%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%
AssetsNet	$ 222,630,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$222,630
# of Portfolio Holdings	22
Portfolio Turnover Rate	29%
Total Net Advisory Fees Paid During the Reporting Period	$0
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Assets)Footnote Reference*

United States	3.1%
Cayman Islands	0.3%
China	0.0%
Affiliated Investments	99.7%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(3.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Assets)

PIMCO Emerging Markets Local Currency and Bond Fund	47.9%
PIMCO Emerging Markets Bond Fund	24.7%
PIMCO Emerging Markets Corporate Bond Fund	23.8%
Uniform Mortgage-Backed Security, TBA, 5.500% due 11/01/2054	0.9%
Uniform Mortgage-Backed Security, TBA, 5.000% due 11/01/2054	0.8%
Uniform Mortgage-Backed Security, TBA, 4.500% due 11/01/2054	0.7%
Uniform Mortgage-Backed Security, TBA, 4.000% due 11/01/2054	0.7%
Poinsettia Finance Ltd., 6.625% due 06/17/2031	0.3%
CIFI Holdings Group Co. Ltd., 4.375% due 04/12/2027	0.0%
Kaisa Group Holdings Ltd., 9.375% due 06/30/2049	0.0%

Material Fund Change [Text Block]